Related Party Transactions (Details 1) - USD ($) $ in Thousands		Sep. 30, 2017		Dec. 31, 2016		Dec. 31, 2015
Balances with Related Parties:
Parent Company	[1]	$ (4,942)		$ (4,459)		$ (3,690)
Investment in Parent Company		383	[2]	530	[3]	658	[3]
Other account payables and accrued expenses	[1]	$ (175)		$ (175)		$ (175)

[1]	Related to Service Agreement (see also Note 1b2).
[2]	Related to Investment in Parent Company.
[3]	Related to Investment in Parent Company (see also Notes 2e and Note 5).